FRANKLIN LARGE CAP GROWTH SECURITIES FUND
                               CLASS 1 AND CLASS 2
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                        SUPPLEMENT DATED AUGUST 25, 2000
                         TO PROSPECTUS DATED MAY 1, 2000


The prospectus is amended as follows:

I. Under "Goals and Strategies," the following is added to the Main Investments discussion:

      The fund may invest up to 25% of its total assets in foreign securities.

II.   Under "Main Risks,"  the following is added after the third paragraph:

      FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

      CURRENCY Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

      COUNTRY AND COMPANY General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

       PLEASE KEEP THIS SUPPLEMENT WITH YOUR CURRENT PROSPECTUS FOR FUTURE
                                   REFERENCE.





                                                                      FLCGS 8/00



                         FRANKLIN S&P 500 INDEX FUND
                        CLASS 1, CLASS 2, AND CLASS 3
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED AUGUST 25, 2000
                       TO PROSPECTUS DATED MAY 1, 2000

Under "Management," the third paragraph is replaced with the following:

      The fund's lead portfolio manager is:

      T. Anthony Coffey, CFA        Mr. Coffey has been a manager of the fund
      VICE PRESIDENT                since August 2000, and has been with
      FRANKLIN ADVISERS, INC.       Franklin Templeton Investments since 1989.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR CURRENT PROSPECTUS FOR FUTURE REFERENCE.





              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SUPPLEMENT DATED AUGUST 25, 2000 TO THE STATEMENT OF
                    ADDITIONAL INFORMATION DATED MAY 1, 2000

The Statement of Additional Information ("SAI") is amended as follows:

I. Under "Goals and Strategies," the following replaces the foreign securities discussion under Franklin Large Cap Growth Securities Fund:

      FOREIGN SECURITIES The fund may invest up to 25% of its total assets in foreign securities, including depositary receipts and those in emerging markets. The fund will limit its investments in emerging markets to less than 5% of its total assets.

II. Under "Goals and Strategies," the following replaces the first sentence of the loans of portfolio securities discussion under Franklin Small Cap
Fund:

      LOANS OF PORTFOLIO SECURITIES The fund intends to take full advantage of its authority to lend its portfolio securities up to 20% of its total assets in order to generate additional income.

III. Under "Goals and Strategies," the following replaces the foreign securities discussion under Franklin Technology Securities Fund:

      FOREIGN SECURITIES The fund may invest up to 35% of its total assets in foreign securities, including depositary receipts and those in emerging markets.

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR CURRENT SAI FOR FUTURE REFERENCE.




                                                                       050  8/00